Files Pursuant to Rule 497(a)

File no. 333-175624

610 Newport Center Drive Suite 350 Newport Beach, CA 92660 (877) 907-1148

www.scdistributors.com


SIERRA
INCOME CORPORATION
STRATEGIC CAPITAL
SC DISTRIBUTORS
SIERRA
INCOME CORPORATION


SIERRA
INCOME CORPORATION